Restatement of Financial Statements	6 Months Ended
Dec. 31, 2020
Restatement of Financial Statements [Abstract]
Restatement of Financial Statements
Note 2— Restatement of Financial Statements
In
May 2021
, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in its initial public offering, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash
changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic
815-40,
Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC
815-40).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. The Company reassessed its accounting for Warrants issued in its initial public offering, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the period from June 24, 2020 through December 31, 2020 should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase common stock (the “Warrants”) and should no longer be relied upon. The Warrants were issued in connection with the Company’s Initial Public Offering and the sale of Private Placement warrants.
Impact of the Restatement
The impact of the restatement on the Balance Sheet, Statement of Operations and Statement of Cash Flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Balance Sheet
Total assets	$171,601,077	$—		$171,601,077

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$129,388	$—		$129,388
Warrant liabilities	—	9,167,678	(1)(2)	9,167,678

Total liabilities	129,388	9,167,678		9,297,066
Common stock, $0.001 par value; shares subject to possible redemption	166,471,679	(9,167,678)	(1)(2)	157,304,001
Stockholders’ equity
Preferred stock- $0.001 par value	—	—		—
Common stock - $0.001 par value	4,830	918	(2)	5,748
Additional paid-in-capital	5,121,495	(1,239,152)	(2)	3,882,343
Retained earnings (deficit)	(126,315)	1,238,234	(2)	1,111,919

Total stockholders’ equity	5,000,010	—		5,000,010

Total liabilities and stockholders’ equity	$171,601,077	$—		$171,601,077

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(153,657)	$—		$(153,657)
Other (expense) income:
Change in fair value of warrant liabilities		1,238,234	(2)	1,238,234
Interest income	27,342	—		27,342

Total other (expense) income	27,342	1,238,234		1,265,576

Net income (loss)	$(126,315)	$1,238,234		$1,111,919

Basic and Diluted weighted-average redeemable common shares outstanding	10,156,368	6,554,067		16,710,435

Basic and Diluted net income (loss) per redeemable common shares	$(0.02)	—		$(0.00)

Basic and Diluted weighted-average non-redeemable common shares outstanding	—	4,496,137		4,496,137

Basic and Diluted net income per non-redeemable common shares	$—	—		$0.25

Statement of Cash Flows
Net income (loss)	$(126,315)	$1,238,234	(2)	$1,111,919
Adjustment to reconcile net loss to net cash used in operating activities	(195,325)	(1,238,234)	(2)	(1,433,559)
Net cash used in operating activities	(321,640)	—		(321,640)
Net cash used in investing activities	(170,000,000)	—		(170,000,000)
Net cash provided by financing activities	171,598,004	—		171,598,004

Net change in cash	$1,276,364	$—		$1,276,364

Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption	$166,471,679	$(10,405,912)		$156,065,767

(1)	To record the initial warrant liability
(2)	To record the change in warrant liability for the period ending December 31, 2020.